REPURCHASE AGREEMENTS (Details 1) (USD $)	Sep. 30, 2013		Dec. 31, 2012
Repurchase agreements	$ 377,044,000	[1]	$ 63,423,000	[2]
Maturity up to 30 days [Member]
Repurchase agreements	315,000,000		59,616,000
Maturity 31 To 60 Days [Member]
Repurchase agreements	62,044,000		3,807,000
Maturity 61 To 90 Days [Member]
Repurchase agreements			$ 0

[1]	At September 31, 2013, the Company had repurchase agreements of $42,548,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)
[2]	At December 31, 2012, the Company had repurchase agreements of $13,989,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)